THRIVENT CHURCH LOAN AND INCOME FUND

Registrant CIK 0001721413

Form N-CEN for

Fiscal Year Ended 03/31/2019

PART G: Attachments

Item G.1.a.ii. Provision of financial support

(a)	Description of nature of support: Seed capital investment in the Registrant.
(b)	Person providing support: Thrivent Financial for Lutherans (TFL).
(c)	Brief description of relationship between the person providing support and the Registrant: The Registrant’s investment adviser, Thrivent Asset Management, LLC, is a wholly-owned subsidiary of TFL.

(d) Date support provided:	9/10/2018:	$ 100,000
	10/1/2018:	$2,900,000
	11/1/2018:	$2,000,000
	12/3/2018:	$2,500,000
	12/10/2018:	$ 500,000
	2/21/2019:	$1,500,000

(e)	Amount of support: See above.
(f)	Security supported (if applicable): Not applicable.
(g)	Value of security supported on date support was initiated (if applicable): Not applicable.
(h)	Brief description of reason for support: TFL has made periodic seed capital investments in the Registrant in order to provide capital available for investments by the Registrant in church loans.
(i)	Term of support: None.
(j)	Brief description of any contractual restrictions relating to support: None.